S000036893 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Ex-U.S. Index-NR (reflects no deduction for fees, expenses or taxes but are net of dividend tax withholdings)
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	7.91%	8.41%
MSCI EAFE Index-NR (reflects no deduction for fees, expenses or taxes but are net of dividend tax withholdings)
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%	8.18%
Class FI
Prospectus [Line Items]
Average Annual Return, Percent	33.09%	10.46%	7.78%
Class R
Prospectus [Line Items]
Average Annual Return, Percent	32.69%	10.16%	7.49%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	33.54%	10.81%	8.13%
Class IS
Prospectus [Line Items]
Average Annual Return, Percent	33.64%	10.91%	8.23%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	25.79%	9.20%	7.18%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	31.10%	9.60%	6.97%
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	28.82%	8.64%	6.47%
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	20.26%	7.63%	5.72%